SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Property, Plant and Equipment [Abstract]
Office equipment, at cost	$ 20,026	$ 156,202	$ 20,026	$ 156,202	$ 149,702
Less: accumulated depreciation	(12,967)	(101,141)	(10,964)	(85,521)	(54,466)
Property and equipment, net	$ 7,059	$ 55,061	$ 9,062	$ 70,681	$ 95,236